UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05029

Name of Fund:	Legg Mason Income Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq. Legg Mason & Co., LLC 100 Light Street Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: December 31, 2006
Date of reporting period: September 30, 2006

Item 1 — Schedule of Investments
Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Core Bond

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

Long-Term Securities — 117.8%

Corporate Bonds and Notes — 19.3%

Aerospace/Defense — 0.1%
Northrop Grumman Corporation	4.079%	11/16/06	$40	$ 40
United Technologies Corporation	5.400%	5/1/35	20	19

				59

Automotive — 2.2%
Ford Motor Company	7.450%	7/16/31	720	556
General Motors Corporation	8.250%	7/15/23	1,000	866
General Motors Corporation	8.375%	7/15/33	120	104

				1,526

Banking and Finance — 3.5%
Ford Motor Credit Company	4.950%	1/15/08	40	39
Ford Motor Credit Company	6.625%	6/16/08	190	187
Ford Motor Credit Company	7.375%	10/28/09	590	573
Ford Motor Credit Company	7.375%	2/1/11	230	221
Ford Motor Credit Company	7.250%	10/25/11	210	198
General Motors Acceptance Corporation	6.125%	8/28/07	230	230
General Motors Acceptance Corporation	5.625%	5/15/09	685	668
General Motors Acceptance Corporation	7.750%	1/19/10	110	113
HSBC Finance Corporation	4.125%	11/16/09	225	218
Residential Capital Corporation	6.125%	11/21/08	50	50

				2,497

Banks — 0.9%
Bank of America Corporation	5.375%	8/15/11	160	162
Bank One Corporation	2.625%	6/30/08	335	321
Rabobank Capital Funding Trust II	5.260%	12/31/49	10	10	A,B
Rabobank Capital Funding Trust III	5.254%	12/29/49	20	19	A,B
Wachovia Capital Trust III	5.800%	3/15/42	100	100	B

				612

Cable — 0.5%
Comcast Corporation	6.500%	1/15/15	170	177
Comcast Corporation	6.500%	1/15/17	70	73
Cox Communications, Inc.	3.875%	10/1/08	70	68

				318

Computer Services and Systems — N.M.
Electronic Data Systems Corporation	7.125%	10/15/09	10	10

Diversified Financial Services — 0.7%
CIT Group Inc.	4.000%	5/8/08	5	5
Citigroup Inc.	5.100%	9/29/11	230	229
General Electric Capital Corporation	4.250%	1/15/08	70	69
General Electric Capital Corporation	4.125%	9/1/09	90	88
Wells Fargo & Company	5.300%	8/26/11	100	101

				492

Electric — 0.4%
Dominion Resources, Inc.	4.750%	12/15/10	30	29
Dominion Resources, Inc.	5.700%	9/17/12	95	96
FirstEnergy Corp.	7.375%	11/15/31	145	167
The Cleveland Electric Illuminating Company	5.650%	12/15/13	20	20
				312

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

Energy — 1.3%
Duke Energy Corporation	6.250%	1/15/12	50	52
Duke Energy Corporation	5.625%	11/30/12	90	91
Pacific Gas and Electric Company	6.050%	3/1/34	135	136
TXU Corp.	5.550%	11/15/14	30	28
TXU Corp.	6.550%	11/15/34	300	283
TXU Energy Co.	7.000%	3/15/13	320	336

				926

Environmental Services — 0.1%
Waste Management, Inc.	6.375%	11/15/12	85	89

Food, Beverage and Tobacco — 0.6%
Altria Group, Inc.	7.000%	11/4/13	155	169
Anheuser-Busch Companies, Inc.	4.950%	1/15/14	155	152
Kraft Foods Inc.	5.625%	11/1/11	65	66

				387

Gas and Pipeline Utilities — 0.1%
Kinder Morgan Energy Partners, L.P.	7.125%	3/15/12	65	69
Kinder Morgan Energy Partners, L.P.	5.000%	12/15/13	35	33

				102

Investment Banking/Brokerage — 0.5%
Lehman Brothers Holdings Inc.	4.000%	1/22/08	115	113
Morgan Stanley	3.625%	4/1/08	30	29
Morgan Stanley	5.625%	1/9/12	110	112
The Goldman Sachs Group, Inc.	4.500%	6/15/10	70	68
The Goldman Sachs Group, Inc.	5.000%	1/15/11	40	40

				362

Media — 0.7%
Clear Channel Communications, Inc.	4.625%	1/15/08	30	30
Clear Channel Communications, Inc.	4.250%	5/15/09	50	48
Clear Channel Communications, Inc.	6.250%	3/15/11	40	40
Clear Channel Communications, Inc.	5.500%	9/15/14	15	14
Time Warner Inc.	6.875%	5/1/12	75	79
Time Warner Inc.	7.700%	5/1/32	75	84
Viacom Inc.	5.750%	4/30/11	180	180	A

				475

Medical Care Facilities — 0.8%
HCA, Inc.	5.750%	3/15/14	700	550

Oil and Gas — 2.2%
Anadarko Petroleum Corporation	5.790%	9/15/09	160	160	C
Anadarko Petroleum Corporation	6.450%	9/15/36	60	61
Apache Corporation	6.250%	4/15/12	35	37
Conoco Inc.	6.950%	4/15/29	225	259
ConocoPhillips	4.750%	10/15/12	60	59
Devon Energy Corporation	7.950%	4/15/32	140	173
Hess Corporation	7.300%	8/15/31	245	276
Kerr-McGee Corporation	6.875%	9/15/11	300	318
Pemex Project Funding Master Trust	6.625%	6/15/35	50	49	A
XTO Energy, Inc.	7.500%	4/15/12	145	158
XTO Energy, Inc.	6.250%	4/15/13	20	21

				1,571

Paper and Forest Products — 0.4%
Weyerhaeuser Company	6.750%	3/15/12	235	246

Photo Equipment and Supplies — 0.7%
Eastman Kodak Company	7.250%	11/15/13	540	527

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

Retail — 0.5%
Target Corporation	5.400%	10/1/08	155	155
Wal-Mart Stores, Inc.	3.375%	10/1/08	190	184

				339

Special Purpose — 2.2%
ASIF Global Financing XIX	4.900%	1/17/13	20	20	A
DaimlerChrysler NA Holding Corporation	4.050%	6/4/08	95	93
DaimlerChrysler NA Holding Corporation	7.200%	9/1/09	50	52
ILFC E-Capital Trust II	6.250%	12/21/65	20	20	A,B
Lilacs Repackaging 05-I	5.138%	1/15/64	500	488	A
Sprint Capital Corporation	6.000%	1/15/07	270	270
Sprint Capital Corporation	8.375%	3/15/12	540	605
Verizon Global Funding Corp.	7.375%	9/1/12	35	38

				1,586

Telecommunications — 0.1%
AT& T Inc.	5.100%	9/15/14	90	87
BellSouth Corporation	4.750%	11/15/12	10	10

				97

Transportation — 0.8%
JetBlue Airways Corporation	5.780%	8/15/16	285	286	C
JetBlue Airways Corporation	5.855%	11/15/16	300	294	C

				580

Total Corporate Bonds and Notes (Identified Cost — $14,016)				13,663

Asset-Backed Securities — 1.9%

Fixed Rate Securities — 0.3%
Bank One Issuance Trust 2003-C1	4.540%	9/15/10	200	198
MMCA Automobile Owner Trust 2002-4	3.050%	11/16/09	19	19

				217

Indexed Securities C — 1.6%
Ace Securities Corp. Home Equity Loan Trust, Series 2006-SL3	5.430%	6/25/36	529	529
Bayview Financial Acquisition Trust 2004-C	5.744%	5/28/44	357	358
Bayview Financial Acquisition Trust 2005-B	5.540%	4/28/39	20	20
Credit-Based Asset Servicing and Securitization 2005-RP1	5.510%	1/25/35	86	87	A
EQCC Trust 2002-1	5.630%	11/25/31	4	4
Wachovia Asset Securitization, Inc. 2002-HE1	5.700%	9/27/32	87	87

				1,085

Total Asset-Backed Securities (Identified Cost —$1,305)				1,302

Mortgage-Backed Securities — 21.5%

Fixed Rate Securities — 3.3%
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	4	4
Banc of America Commercial Mortgage Inc. 2005-3 A4	4.668%	7/10/43	500	477
Banc of America Commercial Mortgage Inc. 2006-3 A4	5.889%	7/10/44	370	385
Countrywide Alternative Loan Trust 2004-2 CB	4.250%	3/25/34	227	223
GS Mortgage Securities Corporation II 2005-GG4	4.680%	7/10/39	200	194
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4	4.918%	10/15/42	200	194
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/30	140	134
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	200	194
MASTR Reperforming Loan Trust 2005-1	7.000%	8/25/34	257	264	A
Morgan Stanley Capital I, Series 2005-HQ6	4.989%	8/13/42	240	234
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1	7.000%	3/25/34	80	81

				2,384

Indexed SecuritiesC — 16.9%
ABFS Mortgage Loan Trust 2003-2	5.830%	4/25/34	70	70	A
Banc of America Funding Corporation 2005-E	5.314%	6/20/35	402	404
Brazos Texas Higher Education Authority, Inc. 2005-1	5.510%	9/26/16	344	344
Countrywide Alternative Loan Trust 2005-17	5.590%	7/25/35	415	416
Countrywide Alternative Loan Trust 2005-38	5.680%	9/25/35	414	416
Countrywide Home Loans 2005-11, 3A3	5.745%	4/25/35	354	358

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

Countrywide Home Loans 2005-11, 6A1	5.630%	3/25/35	329	330
Countrywide Home Loans 2005-3, 1A2	5.620%	4/25/35	330	331
Countrywide Home Loans 2005-9, 1A1	5.630%	5/25/35	348	350
DSLA Mortgage Loan Trust 2006-AR1 1A1A	5.483%	4/19/36	626	626
Greenpoint Mortgage Funding Trust 2005-AR1	5.550%	6/25/45	309	310
Greenpoint Mortgage Funding Trust 2005-AR4	5.590%	10/25/45	181	182
GSMPS Mortgage Loan Trust 2005-RP2	5.680%	3/25/35	294	295	A
Harborview Mortgage Loan Trust 2005-7	5.734%	6/19/45	478	481
Harborview Mortgage Loan Trust 2005-9	5.670%	6/20/35	361	362
Impac CMB Trust 2003-7	5.964%	8/25/33	106	106
IXIS Real Estate Capital Trust 2006-HE2	5.390%	8/25/36	562	562
Lehman XS Trust Series 2005-7N 1A1B	5.630%	12/25/35	329	330
Lehman XS Trust Series 2006-GP2 1A1A	5.400%	6/25/46	647	648
MSDWCC Heloc Trust 2005-1	5.520%	7/25/17	48	48
Structured Asset Mortgage Investments II Trust 2006-AR7	5.540%	8/25/36	599	599
Thornburg Mortgage Securities Trust 2005-2 A1	5.550%	7/25/45	167	167
Thornburg Mortgage Securities Trust 2005-2 A2	5.560%	7/25/45	354	354
Thornburg Mortgage Securities Trust 2005-4 A4	5.530%	12/25/35	575	574
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6	5.560%	4/25/45	346	347
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8	5.600%	7/25/45	315	316
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11	5.650%	8/25/45	993	995
WaMu Mortgage Pass Through Certificates, Series 2005-AR13	5.620%	10/25/45	435	438
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19	5.620%	12/25/45	618	621
Zuni Mortgage Loan Trust 2006-0A1	5.615%	8/25/36	550	549

				11,929

Stripped Securities — 0.1%
Mach One Trust, Commercial Mortgage-Backed Securities 2004-1A	1.629%	5/28/40	1,284	59	A,D1,E

Variable Rate SecuritiesF — 1.2%
Bear Stearns ARM Trust, Mortgage Pass-Through Certificates, Series 2004-4	3.514%	6/25/34	200	193
Credit-Based Asset Servicing and Securitization 1999-3	6.651%	1/3/29	60	58	A
GE Commercial Mortgage Corporation 2005-C4	5.511%	11/10/45	360	361
Indymac INDX Mortgage Loan Trust 2005-AR15	5.099%	9/25/35	142	138
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13	5.472%	1/12/43	100	100

				850

Total Mortgage-Backed Securities (Identified Cost — $15,296)				15,222

U.S. Government and Agency Obligations — 16.8%

Fixed Rate Securities — 12.6%
Fannie Mae	6.625%	9/15/09	160	167
Fannie Mae	5.200%	11/8/10	170	169
Fannie Mae	5.625%	5/19/11	290	294
Fannie Mae	4.610%	10/10/13	560	540
Freddie Mac	4.625%	2/21/08	170	169
Freddie Mac	4.125%	10/18/10	40	39
Freddie Mac	4.750%	1/18/11	110	109
Freddie Mac	5.250%	2/24/11	340	341
Freddie Mac	4.650%	10/10/13	600	579
Freddie Mac	5.300%	5/12/20	130	126
Freddie Mac	5.625%	11/23/35	210	205
United States Treasury Bonds	4.500%	2/15/36	1,850	1,773
United States Treasury Notes	3.750%	5/15/08	40	39
United States Treasury Notes	4.500%	2/15/09	60	60
United States Treasury Notes	4.125%	8/15/10	100	98
United States Treasury Notes	4.875%	7/31/11	2,050	2,074
United States Treasury Notes	3.875%	2/15/13	800	768
United States Treasury Notes	5.125%	5/15/16	1,040	1,079
United States Treasury Notes	4.875%	8/15/16	310	316

				8,945

Stripped Securities — 0.3%
United States Treasury Bonds	0.000%	11/15/21	420	202	D2

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

Treasury Inflation-Procted SecuritiesG— 3.9%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	247	234
United States Treasury Inflation-Protected Security	2.375%	4/15/11	543	544
United States Treasury Inflation-Protected Security	3.375%	1/15/12	80	84
United States Treasury Inflation-Protected Security	2.000%	1/15/14	72	70
United States Treasury Inflation-Protected Security	1.875%	7/15/15	52	51
United States Treasury Inflation-Protected Security	2.000%	1/15/16	461	451
United States Treasury Inflation-Protected Security	2.375%	1/15/25	707	718
United States Treasury Inflation-Protected Security	2.000%	1/15/26	400	384
United States Treasury Inflation-Protected Security	3.875%	4/15/29	149	192

				2,728

Total U.S. Government and Agency Obligations (Identified Cost $11,808)				11,875

U.S. Government Agency Mortgage-Backed Securities — 51.5%

Fixed Rate Securities — 51.5%
Fannie Mae	5.500%	12/1/17 to 9/1/35	1,190	1,175
Fannie Mae	5.000%	10/1/20 to 6/1/36	2,162	2,111
Fannie Mae	6.000%	8/1/21 to 12/1/35	2,435	2,451
Fannie Mae	6.500%	12/1/34	292	298
Fannie Mae	4.500%	9/1/35	95	89
Fannie Mae	5.000%	12/1/36	11,000	10,570	H
Fannie Mae	5.500%	12/1/36	4,250	4,186	H
Fannie Mae	6.000%	12/1/36	6,700	6,729	H
Fannie Mae	6.500%	12/1/36	1,650	1,680	H
Freddie Mac	4.500%	4/1/19	287	277
Freddie Mac	5.000%	7/1/20 to 9/1/35	1,391	1,362
Government National Mortgage Association	6.000%	11/15/28 to 12/15/33	733	743
Government National Mortgage Association	6.500%	2/15/32	293	301
Government National Mortgage Association	5.000%	8/15/33 to 5/15/34	935	910
Government National Mortgage Association	5.500%	2/15/35	2,727	2,709
Government National Mortgage Association	5.000%	12/1/36	100	97	H
Government National Mortgage Association	6.500%	12/1/36	700	718	H

				36,406

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $36,500)				36,406

Yankee BondsI — 6.5%

Banking and Finance — 0.2%
Eksportfinans ASA	5.500%	5/25/16	160	165

Banks — 1.9%
Glitnir Banki hf	6.330%	7/28/11	130	132	A
Glitnir Banki hf	6.693%	6/15/16	120	123	A,B
Kaupthing Bank hf	5.372%	4/12/11	270	270	A,C
Kaupthing Bank hf	7.125%	5/19/16	440	463	A
Landsbanki Islands hf (The National Bank of Iceland)	6.100%	8/25/11	230	233	A
Shinsei Finance Cayman Limited	6.418%	1/29/49	100	99	A,B

				1,320

Cable — 0.1%
Rogers Cable Inc.	5.500%	3/15/14	90	85

Foreign Governments — 1.7%
Russian Federation	5.000%	3/31/30	620	692
United Mexican States	5.625%	1/15/17	4	4
United Mexican States	8.300%	8/15/31	100	125
United Mexican States	7.500%	4/8/33	323	372

				1,193

Investment Banking/Brokerage — 0.2%
BNP Paribas NY	6.875%	3/1/09	110	114

Manufacturing (Diversified) — 0.7%
Tyco International Group SA	6.375%	10/15/11	45	47
Tyco International Group SA	6.000%	11/15/13	100	104

		MATURITY	PAR/
	RATE	DATE	SHARES		VALUE

Tyco International Group SA	7.000%	6/15/28	10		11
Tyco International Group SA	6.875%	1/15/29	300		334

					496

Oil and Gas — 0.1%
Petrobras International Finance Company	6.125%	10/6/16	100		100

Special Purpose — 1.2%
Apache Finance Canada Corporation	4.375%	5/15/15	60		56
Banagricola DPR Funding Ltd.	6.380%	3/15/10	176		176	A,C
ChevronTexaco Capital Company	3.500%	9/17/07	140		138
Conoco Funding Company	6.350%	10/15/11	10		10
Deutsche Telekom International Finance BV	5.750%	3/23/16	75		73
MUFG Capital Finance 1 Limited	6.346%	7/25/49	100		101	B
Resona PFD Global Securities	7.191%	12/29/49	140		145	A,B
TNK-BP Finance SA	7.500%	7/18/16	140		146	A

					845

Telecommunications — 0.4%
British Telecommunications plc	8.375%	12/15/10	100		112
Koninklijke (Royal) KPN NV	8.000%	10/1/10	80		86
Telecom Italia Capital S.p.A.	4.950%	9/30/14	70		64
Telecom Italia Capital S.p.A.	5.250%	10/1/15	20		19

					281

Total Yankee Bonds (Identified Cost — $4,451)					4,599

Preferred Stocks — 0.3%
Fannie Mae	5.375%		0.001	shs	96	J
General Motors Corporation	5.250%		7		133	J

Total Preferred Stocks (Identified Cost — $213)					229

Total Long-Term Securities (Identified Cost — $83,589)					83,296

Short-Term Securities — 15.7%

U.S. Government and Agency Obligations — 0.2%
Fannie Mae	0.000%	6/25/07	136		131	K,L

Yankee Bonds — 0.1%
Government of Canada	0.000%	12/15/06	90		89	K

Options Purchased — 0.4%
Eurodollar Futures Call, January 2007, Strike Price $94.00			12	M	20
Eurodollar Futures Call, January 2007, Strike Price $94.50			23	M	10
Eurodollar Futures Call, January 2007, Strike Price $94.625			28	M	4
Eurodollar Futures Call, March 2007, Strike Price $94.75			7	M	3
Eurodollar Futures Put, April 2007, Strike Price $93.00			2	M	0.01
U.S. Treasury Bond Futures Call, December 2006, Strike Price $110.00			7	M	18
U.S. Treasury Bond Futures Call, December 2006, Strike Price $111.00			11	M	19
U.S. Treasury Bond Futures Call, December 2006, Strike Price $113.00			1	M	1
U.S. Treasury Note Futures Call, November 2006, Strike Price $102.031			1,200,000	M	9
U.S. Treasury Note Futures Call, December 2006, Strike Price $100.00			8	M	44
U.S. Treasury Note Futures Call, December 2006, Strike Price $102.00			29	M	102

					230

Repurchase Agreements — 15.0%
Lehman Brothers, Inc.
5.50%, dated 9/29/06, to be repurchased at $5,309 on 10/2/06 (Collateral: $5,260 Fannie Mae notes, 6.27%, due 7/18/16, value $5,413)			5,307		5,307

Merrill Lynch Government Securities, Inc.
5.27%, dated 9/29/06, to be repurchased at $5,308 on 10/2/06 (Collateral: $13,030 Resolution Funding Co. principal-only securities, due 10/15/18 to 7/15/29, value $5,412)			5,306		5,306

Total Repurchase Agreements					10,613

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

Total Short-Term Securities (Identified Cost — $11,042)				11,063

Total Investments — 133.5% (Identified Cost —$94,631)				94,359
Other Assets Less Liabilities — (33.5)%				(23,659)

Net Assets — 100.0%				$ 70,700

Net Asset Value Per Share				$ 9.71

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Core Bond

	Expiration	Actual	Appreciation/
	Date	Contracts	(Depreciation)

Futures Contracts Purchased
Eurodollar Futures	December 2006	10	$1
Eurodollar Futures	March 2007	2	(0.1)
Eurodollar Futures	March 2008	4	4
U.S. Treasury Note Futures	December 2006	29	3

			$8

Futures Contracts Written
Eurodollar Futures	September 2007	4	$(1)
Eurodollar Futures	September 2008	2	(1)
U.S. Treasury Bond Futures	December 2006	22	(27)
U.S. Treasury Note Futures	December 2006	29	(12)

			$(41)

Option Contracts Written
Eurodollar Futures Call, Strike Price $94.75	December 2006	4	$0.3
Eurodollar Futures Call, Strike Price $95.25	December 2006	6	(1)
Eurodollar Futures Call, Strike Price $95.50	December 2006	7	0.4
Eurodollar Futures Call, Strike Price $95.125	March 2007	2	0.1
Eurodollar Futures Put, Strike Price $94.50	December 2006	2	0.3
Eurodollar Futures Put, Strike Price $95.00	December 2006	4	0.04
Eurodollar Futures Put, Strike Price $94.625	March 2007	8	(0.1)
Fannie Mae Futures Call, Strike Price $100.3984	November 2006	3,200,000	(0.1)
U.S. Treasury Bond Futures Call, Strike Price $112.00	December 2006	3	(1)
U.S. Treasury Bond Futures Call, Strike Price $114.00	December 2006	7	2
U.S. Treasury Bond Futures Call, Strike Price $115.00	March 2007	4	1
U.S. Treasury Bond Futures Put, Strike Price $111.00	November 2006	1	—
U.S. Treasury Bond Futures Put, Strike Price $100.00	December 2006	13	5
U.S. Treasury Bond Futures Put, Strike Price $103.00	December 2006	6	3
U.S. Treasury Bond Futures Put, Strike Price $107.00	December 2006	1	1
U.S. Treasury Bond Futures Put, Strike Price $108.00	December 2006	5	2
U.S. Treasury Bond Futures Put, Strike Price $109.00	December 2006	7	4
U.S. Treasury Bond Futures Put, Strike Price $109.00	March 2007	11	(0.4)
U.S. Treasury Note Futures Call, Strike Price $104.50	December 2006	10	(8)
U.S. Treasury Note Futures Call, Strike Price $107.00	December 2006	20	(20)
U.S. Treasury Note Futures Call, Strike Price $108.00	December 2006	25	(5)
U.S. Treasury Note Futures Call, Strike Price $109.00	December 2006	23	0.3
U.S. Treasury Note Futures Call, Strike Price $109.00	March 2007	12	(2)
U.S. Treasury Note Futures Call, Strike Price $110.00	March 2007	27	2
U.S. Treasury Note Futures Put, Strike Price $104.00	December 2006	3	1
U.S. Treasury Note Futures Put, Strike Price $105.00	December 2006	7	1
U.S. Treasury Note Futures Put, Strike Price $104.00	March 2007	6	0.3
U.S. Treasury Note Futures Put, Strike Price $106.00	March 2007	18	(1)
U.S. Treausry Note Futures Put, Strike Price $107.00	March 2007	3	(0.3)

			$(16)

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 4.8% of net assets.

B	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changesx

C	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”) or the ten year Treasury Bill Constant Maturity Rate. The coupon rates are the rates as of September 30, 2006.

D	Stripped security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2 respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

E	Illiquid security valued at fair value under procedures approved by the Board of Directors.

F	The coupon rates shown on variable rate securities are the rates at September 30, 2006. These rates vary with the weighted average coupon of the underlying loans.

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Core Bond

Expiration	Actual	Appreciation/
Date	Contracts	(Depreciation)

G	Inflation-Protected Securities – Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

H	When-issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity have not yet been announced.

I	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

J	Convertible Security – Security may be converted into issuer’s common stock.

K	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

L	Colleteral to cover options and futures contracts.

M	Par represents actual number of contracts.

N.M. — Not meaningful.

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason High Yield

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

Long-Term Securities — 98.4%

Corporate Bonds and Notes — 85.5%

Advertising — 1.4%
Affinion Group, Inc.	10.125%	10/15/13	$790	$ 830
R H Donnelley Corporation	6.875%	1/15/13	525	479
R H Donnelley Corporation	6.875%	1/15/13	960	876

				2,185

Aerospace and Defense — 1.1%
Alliant Techsystems Inc.	6.750%	4/1/16	490	483
DRS Technologies, Inc.	6.625%	2/1/16	340	334
DRS Technologies, Inc.	7.625%	2/1/18	470	477
TransDigm Inc.	7.750%	7/15/14	460	463	A

				1,757

Apparel — 1.0%
Levi Strauss & Co.	9.750%	1/15/15	750	778
Levi Strauss & Co.	8.875%	4/1/16	50	50
Oxford Industries, Inc.	8.875%	6/1/11	691	705

				1,533

Auto and Automotive Parts — 1.8%
Commercial Vehicle Group, Inc	8.000%	7/1/13	590	565
Keystone Automotive Operations Inc.	9.750%	11/1/13	810	761
TRW Automotive	9.375%	2/15/13	260	277
Visteon Corporation	8.250%	8/1/10	494	482
Visteon Corporation	7.000%	3/10/14	690	617

				2,702

Automotive — 1.5%
Ford Motor Company	8.875%	1/15/22	875	754
Ford Motor Company	7.450%	7/16/31	275	212
General Motors Corporation	7.200%	1/15/11	405	373
General Motors Corporation	8.375%	7/15/33	1,180	1,021

				2,360

Banking and Finance — 4.6%
Ford Motor Credit Company	7.375%	2/1/11	910	874
Ford Motor Credit Company	9.875%	8/10/11	1,730	1,790
General Motors Acceptance Corporation	6.875%	8/28/12	640	634
General Motors Acceptance Corporation	8.000%	11/1/31	3,695	3,863

				7,161

Building Materials — 2.9%
Associated Materials Incorporated	11.250%	3/1/14	1,650	907
Interface, Inc.	10.375%	2/1/10	943	1,028
K Hovnanian Enterprises Inc.	6.250%	1/15/16	1,240	1,091
K Hovnanian Enterprises Inc.	8.625%	1/15/17	90	90

1

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason High Yield

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

Nortek, Inc.	8.500%	9/1/14	780	737
NTK Holdings, Inc.	10.750%	3/1/14	950	655	B

				4,508

Cable — 5.0%
CCH I Capital Corporation	11.000%	10/1/15	71	64	A
CCH II Capital Corporation	10.250%	10/1/13	1,359	1,383	A
Charter Communications Holdings, LLC	10.250%	9/15/10	790	806
Charter Communications Holdings, LLC	11.750%	5/15/14	630	449	B
Charter Communications Holdings, LLC	11.000%	10/1/15	910	828
CSC Holdings Inc.	7.250%	4/15/12	965	961	A
CSC Holdings Inc.	7.875%	2/15/18	430	446
EchoStar DBS Corporation	7.000%	10/1/13	755	738	A
EchoStar DBS Corporation	6.625%	10/1/14	950	903
EchoStar DBS Corporation	7.125%	2/1/16	330	319	A
LodgeNet Entertainment Corporation	9.500%	6/15/13	782	837

				7,734

Casino Resorts — 3.0%
Boyd Gaming Corporation	8.750%	4/15/12	340	357
Boyd Gaming Corporation	6.750%	4/15/14	180	176
Inn of The Mountain Gods Resort and Casino	12.000%	11/15/10	1,460	1,529
Isle of Capri Casinos, Inc.	7.000%	3/1/14	170	162
MGM MIRAGE	8.375%	2/1/11	465	485
Pinnacle Entertainment, Inc.	8.250%	3/15/12	800	810
Station Casions, Inc.	7.750%	8/15/16	855	887
Turning Stone Casino Resort Enterprise	9.125%	9/15/14	235	237	A

				4,643

Chemicals — 1.1%
Georgia Gulf Corporation	9.500%	10/15/14	880	877	A
Lyondell Chemical Company	8.000%	9/15/14	210	212
Lyondell Chemical Company	8.250%	9/15/16	175	178
Westlake Chemical Corporation	6.625%	1/15/16	525	499

				1,766

Coal — 0.3%
International Coal Group, Inc.	10.250%	7/15/14	565	537	A

Computer Services and Systems — 1.3%
Activant Solutions, Inc.	9.500%	5/1/16	335	310	A
Sungard Data Systems Inc.	10.250%	8/15/15	1,620	1,668

				1,978

Containers and Packaging — 2.1%
Berry Plastics Holding Corp	8.875%	9/15/14	345	347	A
Graham Packaging Company Inc.	9.875%	10/15/14	756	743
Graphic Packaging International Corp.	8.500%	8/15/11	135	138
Graphic Packaging International Corp.	9.500%	8/15/13	619	633
Owens Brockway Glass Containers	8.750%	11/15/12	440	464

2

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason High Yield

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

Plastipak Holdings Inc.	8.500%	12/15/15	840	848	A

				3,173

Diversified Commercial (Professional Services) — 0.1%
Allied Security Escrow Corp	11.375%	7/15/11	105	105

Diversified Financial Services — 0.1%
ACE Cash Express, Inc.	10.250%	10/1/14	156	158	A

Drug and Grocery Store Chains — 0.8%
Delhaize America, Inc.	8.125%	4/15/11	464	498
Delhaize America, Inc.	9.000%	4/15/31	630	738

				1,236

Educational Services — 0.3%
Education Management LLC	8.750%	6/1/14	390	394	A

Electric — 1.9%
IPALCO Enterprises, Inc.	8.625%	11/14/11	720	772
Mirant Americas Generation, LLC	8.300%	5/1/11	950	951
Orion Power Holdings, Inc.	12.000%	5/1/10	375	425
The AES Corporation	7.750%	3/1/14	755	785

				2,933

Electronics — 1.2%
Amkor Technology, Inc.	2.500%	5/15/11	435	363
L-3 Communications Corporation	6.375%	10/15/15	1,085	1,055
Rayovac Corporation	8.500%	10/1/13	432	374
Spectrum Brands Incorporated	7.375%	2/1/15	70	56

				1,848

Energy — 3.3%
Edison Mission Energy	7.500%	6/15/13	95	96	A
Elwood Energy LLC	8.159%	7/5/26	994	1,046
Midwest Generation LLC	8.560%	1/2/16	746	793
NRG Energy, Inc.	7.375%	2/1/16	2,170	2,157
Sierra Pacific Resources	6.750%	8/15/17	980	980

				5,072

Entertainment — 0.5%
Blockbuster Inc.	9.000%	9/1/12	440	404
Cinemark, Inc.	9.750%	3/15/14	35	28	B
Warner Music Group	7.375%	4/15/14	420	409

				841

Food, Beverage and Tobacco — 1.4%
Alliance One International, Inc.	11.000%	5/15/12	130	133
Dole Food Company, Inc.	7.250%	6/15/10	715	663
Domino’s, Inc.	8.250%	7/1/11	814	855
Reynolds American Inc.	6.500%	7/15/10	580	585	A

				2,236

3

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason High Yield

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

Funeral Parlors and Cemeteries — 0.2%
Service Corporation International	7.375%	10/1/14	135	136	A
Service Corporation International	7.625%	10/1/18	215	216	A

				352

Gaming — 0.9%
River Rock Entertainment Authority	9.750%	11/1/11	1,290	1,371

Gas and Pipeline Utilities — 2.5%
ANR Pipeline, Inc.	9.625%	11/1/21	282	347
Colorado Interstate Gas Company	6.800%	11/15/15	500	504
Southern Natural Gas Company	8.000%	3/1/32	415	459
The Williams Companies, Inc.	7.500%	1/15/31	440	435
The Williams Companies, Inc.	8.750%	3/15/32	1,896	2,076

				3,821

Health Care — 1.3%
Tenet Healthcare Corporation	9.875%	7/1/14	1,757	1,750
Tenet Healthcare Corporation	9.250%	2/1/15	300	289

				2,039

Homebuilding — 0.8%
Beazer Homes USA, Inc.	8.625%	5/15/11	265	267
Beazer Homes USA, Inc.	8.375%	4/15/12	230	229
Beazer Homes USA, Inc.	8.125%	6/15/16	255	248
Kimball Hill Inc.	10.500%	12/15/12	490	442

				1,186

Insurance — 0.6%
Crum & Forster Holdings Corp.	10.375%	6/15/13	880	902

Investment Banking/Brokerage — 0.5%
E*Trade Financial Corporation	7.375%	9/15/13	450	460
E*Trade Financial Corporation	7.875%	12/1/15	332	350

				810

Lodging/Hotels — 0.3%
Host Marriott LP	6.750%	6/1/16	420	414

Machinery — 0.5%
Terex Corporation	7.375%	1/15/14	760	764

Manufacturing (Diversified) — 1.0%
Jacuzzi Brands Incorporated	9.625%	7/1/10	1,150	1,219
Mueller Group Inc.	10.000%	5/1/12	330	358

				1,577

Media — 2.8%

4

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason High Yield

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

AMC Entertainment Inc.	11.000%	2/1/16	1,070	1,166
Barrington Brodcasting Group LLC	10.500%	8/15/14	140	137	A
CMP Susquehanna Corp.	9.875%	5/15/14	130	122	A
Lamar Media Corporation	6.625%	8/15/15	460	441
LIN Television Corporation	6.500%	5/15/13	435	406
LIN Television Corporation	6.500%	5/15/13	250	233
PRIMEDIA Inc.	8.875%	5/15/11	1,270	1,241
XM Satellite Radio Inc.	9.989%	5/1/13	170	162	A,C
XM Satellite Radio Inc.	9.750%	5/1/14	365	350	A

				4,258

Medical Care Facilities — 1.7%
DaVita, Inc.	7.250%	3/15/15	1,160	1,140
HCA, Inc.	6.300%	10/1/12	220	186
HCA, Inc.	9.000%	12/15/14	270	252
HCA, Inc.	6.500%	2/15/16	220	176
HCA, Inc.	7.690%	6/15/25	280	219
HCA, Inc.	7.500%	11/15/95	855	610

				2,583

Medical Products — 0.2%
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	100	102	D
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	170	174

				276

Metals — 0.6%
Metals USA, Inc.	11.125%	12/1/15	840	920

Oil and Gas — 9.3%
Belden & Blake Corporation	8.750%	7/15/12	2,055	2,111
Chesapeake Energy Corporation	6.375%	6/15/15	375	358
Chesapeake Energy Corporation	6.875%	1/15/16	90	88
Chesapeake Energy Corporation	6.500%	8/15/17	565	530
Chesapeake Energy Corporation	6.250%	1/15/18	810	751
El Paso Corporation	7.750%	6/15/10	230	238
El Paso Corporation	8.050%	10/15/30	950	988
El Paso Corporation	7.800%	8/1/31	1,150	1,179
Encore Acquisition Company	6.250%	4/15/14	160	149
Encore Acquisition Company	6.000%	7/15/15	310	284
Encore Acquisition Company	7.250%	12/1/17	400	385
Exco Resources, Inc.	7.250%	1/15/11	810	792
Mariner Energy Inc.	7.500%	4/15/13	295	282	A
Petrohawk Energy Corporation	9.125%	7/15/13	390	392	A
Plains Exploration & Production Company	7.125%	6/15/14	810	846
Pogo Producing Company	6.875%	10/1/17	910	868
Pride International, Inc.	7.375%	7/15/14	940	968
SemGroup, L.P.	8.750%	11/15/15	750	757	A
SESI, L.L.C.	6.875%	6/1/14	30	30	A
Stone Energy Corporation	8.250%	12/15/11	230	233
Stone Energy Corporation	6.750%	12/15/14	285	285

5

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason High Yield

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

Suburban Propane Partners LP	6.875%	12/15/13	1,110	1,071
Whiting Petroleum Corporation	7.000%	2/1/14	820	799

				14,384

Paper and Forest Products — 1.5%
Appleton Papers Inc.	9.750%	6/15/14	830	820
Glatfelter	7.125%	5/1/16	160	156	A
NewPage Corporation	12.000%	5/1/13	865	895
Verso Paper Holdings LLC and Verson Paper Inc	9.125%	8/1/14	195	196	A
Verso Paper Holdings LLC and Verson Paper Inc	11.375%	8/1/16	290	288	A

				2,355

Personal Products — 0.3%
Playtex Products, Inc.	8.000%	3/1/11	385	399

Pet Products — 0.2%
Nutro Products, Inc.	9.230%	10/15/13	90	93	A,C
Nutro Products, Inc.	10.750%	4/15/14	235	251	A

				344

Pharmaceuticals — 0.5%
Leiner Health Products Inc.	11.000%	6/1/12	790	764

Printing and Copying Services — 0.1%
Xerox Corporation	6.750%	2/1/17	150	152

Publishing — 0.3%
Houghton Mifflin Company	11.500%	10/15/13	535	467	B

Real Estate Management and Development — 1.1%
Forest City Enterprises, Inc.	6.500%	2/1/17	830	780
Ventas, Inc.	8.750%	5/1/09	475	505
Ventas, Inc.	6.750%	6/1/10	200	204
Ventas, Inc.	9.000%	5/1/12	158	176

				1,665

Rental and Lease Services — 2.1%
Ashtead Capital Inc	9.000%	8/15/16	277	288	A
Avis Budget Car Rental Llc	7.625%	5/15/14	110	107	A
H & E Equipment Services, Inc.	8.375%	7/15/16	245	251	A
Hertz Corporation	8.875%	1/1/14	470	493	A
Hertz Corporation	10.500%	1/1/16	1,290	1,419	A
Penhall International Corp.	12.000%	8/1/14	680	712	A

				3,270

Retail — 2.6%
Brookstone Company, Inc.	12.000%	10/15/12	810	737
El Pollo Loco, Inc.	11.750%	11/15/13	570	633	A
FTD, Inc.	7.750%	2/15/14	425	419
Norcraft Companies	9.000%	11/1/11	1,020	1,034

6

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason High Yield

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

The Neiman Marcus Group, Inc.	9.000%	10/15/15	1,090	1,158

				3,981

Special Purpose — 8.4%
AAC Group Holding Corp.	10.250%	10/1/12	1,820	1,511	B
CCM Merger Inc.	8.000%	8/1/13	385	370	A
Denny’s Holdings, Inc.	10.000%	10/1/12	350	362
Di Finance Corporation	9.500%	2/15/13	1,460	1,511
Enterprise Products Operating L.P.	8.375%	8/1/66	370	389	B
H-Lines Finance Holding Corp.	11.000%	4/1/13	994	875	B
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC	9.000%	7/15/14	790	806
Hughes Network Systems Llc	9.500%	4/15/14	380	391	A
Milacron Escrow Corporation	11.500%	5/15/11	1,665	1,582
Mueller Holdings Inc	14.750%	4/15/14	315	277	B
Rainbow National Services LLC	8.750%	9/1/12	510	546	A
Rainbow National Services LLC	10.375%	9/1/14	360	407	A
Standard Aero Holdings Inc.	8.250%	9/1/14	1,005	970
UCAR Finance Inc.	10.250%	2/15/12	435	457
UGS Corporation	10.000%	6/1/12	600	648
Vanguard Health Holding Company I LLC	11.250%	10/1/15	285	205	B
Vanguard Health Holding Company II LLC	9.000%	10/1/14	1,285	1,246
Visant Holding Corporation	8.750%	12/1/13	330	332	A

				12,885

Steel Products — 1.6%
Chaparral Steel Company	10.000%	7/15/13	790	881
CitiSteel USA, Inc.	12.949%	9/1/10	520	537	C
CitiSteel USA, Inc.	15.000%	10/1/10	155	166	A,E
Rathgibson Inc.	11.250%	2/15/14	835	860	A,E

				2,444

Telecommunications — 3.7%
Cincinnati Bell Inc.	7.000%	2/15/15	649	636
Cincinnati Bell Inc.	6.300%	12/1/28	380	329
Citizens Communications Company	9.000%	8/15/31	505	542
Hawaiian Telcom Communications, Inc.	12.500%	5/1/15	1,460	1,533
Qwest Communications International Inc.	7.250%	2/15/11	703	703
Qwest Communications International Inc.	7.500%	2/15/14	620	621
Qwest Corporation	7.500%	10/1/14	525	542	A
Windstream Corporation	8.625%	8/1/16	725	776	A

				5,682

Telecommunications (Cellular/Wireless) — 0.5%
Rural Cellular Corporation	9.875%	2/1/10	760	792

Transportation — 2.7%
American Commercial Lines Llc	9.500%	2/15/15	500	545
Gulfmark Offshore, Inc.	7.750%	7/15/14	820	824
Kansas City Southern Railway	7.500%	6/15/09	710	710
United Air Lines, Inc.	7.032%	10/1/10	566	573

7

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason High Yield

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

United Air Lines, Inc.	7.186%	10/1/12	1,488	1,507

				4,159

Total Corporate Bonds and Notes (Identified Cost — $131,885)				131,876

Mortgage-Backed Securities — 0.3%

Blackrock Capital Finance L.P. 1996-R1	9.537%	9/25/26	525	315
Blackrock Capital Finance L.P. 1997-R1	7.750%	3/25/37	433	91	A
Ocwen Residential Mortgage Corporation 1998-R1	7.000%	10/25/40	163	16	F

Total Mortgage-Backed Securities (Identified Cost — $745)				422

Yankee Bonds G — 11.4%

Cable — 0.8%
Rogers Cable Inc.	5.500%	3/15/14	790	743
Rogers Cable Inc.	6.750%	3/15/15	530	535

				1,278

Chemicals — 0.3%
Nell Af SARL	8.375%	8/15/15	500	496	A

Electric — 0.6%
AES China Generating Co. Ltd.	8.250%	6/26/10	995	978

Foreign Governments — 1.7%
Federative Republic of Brazil	8.000%	1/15/18	190	209
Federative Republic of Brazil	11.000%	8/17/40	470	612
Republic of Panama	9.375%	4/1/29	130	168
Russian Federation	5.000%	3/31/30	1,450	1,618

				2,607

Media — 1.9%
Kabel Deutschland GmbH	10.625%	7/1/14	1,200	1,287	A
Quebecor Media Inc	7.750%	3/15/16	1,325	1,327
Quebecor World Capital Corp.	8.750%	3/15/16	340	327	A

				2,941

Oil and Gas — 0.8%
Utilicorp Canada Finance Corp	7.750%	6/15/11	510	536
Western Oil Sands Inc.	8.375%	5/1/12	640	686

				1,222

Paper and Forest Products — 0.5%
Domtar Inc.	7.875%	10/15/11	450	448

Domtar Inc.	5.375%	12/1/13	310	265

				713

Pharmaceuticals — 0.2%
Angiotech Pharmaceuticals, Inc.	7.750%	4/1/14	370	352	A

Semiconductor Equipment and Production — 0.3%

8

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason High Yield

		MATURITY	PAR/
	RATE	DATE	SHARES		VALUE

MagnaChip Semiconductor S.A.	8.000%	12/15/14	595		362

Services — 0.5%
Compagnie Generale de Geophysique SA (CGG)	7.500%	5/15/15	780		772

Special Purpose — 0.5%
Montell Finance Co BV	8.100%	3/15/27	850		786	A

Telecommunications — 2.0%
Intelsat (Bermuda), Ltd.	7.625%	4/15/12	500		438
Intelsat (Bermuda), Ltd.	9.250%	6/15/16	135		142	A
Intelsat (Bermuda), Ltd.	11.250%	6/15/16	1,145		1,216	A
Nordic Telephone Company Holding	8.875%	5/1/16	380		399	A
Wind Acquisition Finance SA	10.750%	12/1/15	790		872	A

					3,067

Telecommunications (Cellular/Wireless) — 0.3%
Rogers Wireless	7.250%	12/15/12	330		345
Rogers Wireless Communications Inc.	8.000%	12/15/12	155		165

					510

Telephone — 0.3%
Ntl Cable Plc	9.125%	8/15/16	460		475

Transportation — 0.7%
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V. (TFM)	9.375%	5/1/12	370		392
OMI Corporation	7.625%	12/1/13	666		673

					1,065

Total Yankee Bonds (Identified Cost — $17,671)					17,624

Common Stocks — N.M.

Washington Group International, Inc.			0.3	shs	20

Total Common Stocks (Identified Cost — $0)					20

Preferred Stocks — 1.2%

ION Media Networks, Inc.	14.250%		0.2		1,585	E
Chespeake Energy Corporation	6.250%		1		243

Total Preferred Stocks (Identified Cost — $1,769)					1,828

Warrants — N.M.

Next Generation Network, Inc.			16	wts	0.2	H

Total Warrants (Identified Cost — $237)					0.2

Total Long-Term Securities (Identified Costs — $152,307)					151,770

Total Investments — 98.4% (Identified Cost — $152,307)					151,770
Other Assets Less Liabilities — 1.6%					2,478

Net Assets — 100.0%					$ 154,248

9

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason High Yield

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

Net Asset Value Per Share:
Primary Class				$ 9.10

Institutional Class				$ 9.14

10

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason High Yield

A	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities which the Fund’s investment adviser has determined to be liquid, represent 16.9% of net assets.

B	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes,

C	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (‘LIBOR”). The coupon rates are the rates as of September 30, 2006.

D	Unit — A security which consists of a bond and warrants to purchase the stock of the issuer.

E	Pay-in-Kind (“PIK”) security — A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.

F	These securities are valued at fair value under procedures approved by the Board of Directors.

G	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

H	Non-income producing.

N.M. Not meaningful.

11

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 98.2%

Corporate Bonds and Notes — 72.7%

Aerospace/Defense — 0.6%
L-3 Communications Corp.	7.625%	6/15/12	$1,000	$1,030
Lockheed Martin Corporation	6.150%	9/1/36	760	796	A
Raytheon Company	6.150%	11/1/08	489	498

				2,324

Auto Parts and Equipment — 0.4%
Johnson Controls, Inc.	5.250%	1/15/11	1,460	1,446

Automotive — 1.0%
Ford Motor Company	7.450%	7/16/31	1,975	1,526
Ford Motor Company	8.900%	1/15/32	370	332
General Motors Corporation	8.250%	7/15/23	650	563
General Motors Corporation	8.375%	7/15/33	1,990	1,721

				4,142

Banking and Finance — 8.1%
Boeing Capital Corporation	6.500%	2/15/12	1,000	1,061
Boeing Capital Corporation	5.800%	1/15/13	530	547
Countrywide Home Loans, Inc.	3.250%	5/21/08	1,200	1,163
Countrywide Home Loans, Inc.	4.125%	9/15/09	340	329
Ford Motor Credit Company	7.375%	10/28/09	2,970	2,886
Ford Motor Credit Company	7.375%	2/1/11	2,390	2,294
Ford Motor Credit Company	10.640%	6/15/11	6,828	7,135	A,B
Ford Motor Credit Company	7.250%	10/25/11	2,410	2,273
General Motors Acceptance Corporation	6.125%	8/28/07	2,680	2,676
General Motors Acceptance Corporation	6.311%	11/30/07	320	317
General Motors Acceptance Corporation	5.625%	5/15/09	590	575
General Motors Acceptance Corporation	6.875%	9/15/11	750	746
GMAC LLC	0.000%	6/15/15	2,700	1,442	C
HSBC Finance Corporation	5.700%	6/1/11	1,280	1,303
HSBC Finance Corporation	5.500%	1/19/16	1,610	1,610
John Deere Capital Corporation	4.500%	8/22/07	5	5
National Rural Utilities Cooperative Finance Corporation	7.250%	3/1/12	1,700	1,858
Residential Capital Corporation	6.125%	11/21/08	1,340	1,345
Residential Capital Corporation	6.000%	2/22/11	1,970	1,968
SB Treasury Company LLC	9.400%	12/29/49	840	893	A,D

				32,426

Banks — 6.8%
Bank of America Corporation	7.400%	1/15/11	3,165	3,426
Bank of America Corporation	4.750%	8/15/13	110	106
BankAmerica Capital III	5.944%	1/15/27	585	567	B
BB&T Capital Trust II	6.750%	6/7/36	1,750	1,873

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

CBA Capital Trust I	5.805%	12/31/49	3,510	3,436	A
Chase Capital II	5.989%	2/1/27	1,980	1,903	B
HSBC Finance Capital Trust IX	5.911%	11/30/35	2,500	2,499	D
Key Bank NA	5.800%	7/1/14	5	5
Rabobank Capital Funding Trust II	5.260%	12/31/49	320	313	A,D
Rabobank Capital Funding Trust III	5.254%	12/29/49	3,120	3,012	A,D
RBS Capital Trust III	5.512%	9/29/49	4,020	3,906	D
Suntrust Bank	5.000%	9/1/15	770	746
UnionBanCal Corporation	5.250%	12/16/13	785	774
Wachovia Capital Trust III	5.800%	3/15/42	520	521	D
Wachovia Corporation	5.700%	8/1/13	2,740	2,803
Washington Mutual, Inc.	4.200%	1/15/10	700	678
Washington Mutual, Inc.	4.625%	4/1/14	1,000	933

				27,501

Building Materials — N.M.
American Standard, Inc.	8.250%	6/1/09	37	40
American Standard, Inc.	7.625%	2/15/10	5	5

				45

Cable — 1.8%
Comcast Cable Communications, Inc.	6.750%	1/30/11	960	1,009
Comcast Corporation	7.050%	3/15/33	1,800	1,927
Comcast Corporation	6.450%	3/15/37	1,100	1,101
Cox Communications, Inc.	4.625%	1/15/10	1,410	1,371
CSC Holdings Inc.	7.625%	7/15/18	1,500	1,536
Tele-Communications, Inc.	7.125%	2/15/28	180	189

				7,133

Casino Resorts — 0.7%
Harrah’s Operating Company, Inc.	5.500%	7/1/10	770	758
Harrah’s Operating Company, Inc.	5.750%	10/1/17	2,110	1,930

				2,688

Chemicals — 0.7%
E. I. du Pont de Nemours and Company	4.875%	4/30/14	1,100	1,066
The Dow Chemical Company	6.000%	10/1/12	750	776
The Dow Chemical Company	7.375%	11/1/29	800	934

				2,776

Computer Services and Systems — 0.8%
Electronic Data Systems Corporation	7.125%	10/15/09	530	554
Electronic Data Systems Corporation	6.500%	8/1/13	500	507
Electronic Data Systems Corporation	7.450%	10/15/29	570	626
International Business Machines Corporation	4.750%	11/29/12	1,750	1,711

				3,398

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

Consumer Products — 0.1%
The Clorox Company	5.000%	1/15/15	350	341
The Procter & Gamble Company	4.300%	8/15/08	200	197

				538

Diversified Financial Services — 8.0%
AIG SunAmerica Global Financing VI	6.300%	5/10/11	5,170	5,395	A
American Express Company	6.800%	9/1/66	2,190	2,312	D
American General Finance Corporation	5.750%	9/15/16	830	840
Associates Corporation of North America	8.150%	8/1/09	775	834
Beaver Valley Funding Corp.	9.000%	6/1/17	1,100	1,243
Capital One Bank	4.875%	5/15/08	150	149
Capital One Bank	5.750%	9/15/10	870	883
Capital One Bank	6.500%	6/13/13	690	721
Capital One Financial Corporation	7.125%	8/1/08	340	350
General Electric Capital Corporation	4.000%	6/15/09	3,640	3,543
General Electric Capital Corporation	3.750%	12/15/09	4,900	4,710
General Electric Capital Corporation	5.450%	1/15/13	960	972
General Electric Capital Corporation	6.750%	3/15/32	5	6
iStar Financial Inc.	5.375%	4/15/10	10	10
iStar Financial Inc.	5.950%	10/15/13	3,610	3,628	A
Mizuho Preferred Capital Corp. LLC	8.790%	12/29/49	1,520	1,601	A,D
ZFS Finance (USA) Trust I	6.150%	12/15/65	2,490	2,478	A,D
ZFS Finance (USA) Trust II	6.450%	12/15/65	2,500	2,473	A,D

				32,148

Drug and Grocery Store Chains — 0.8%
CVS Corporation	5.750%	8/15/11	820	831
Kroger Company	8.000%	9/15/29	1,000	1,142
Safeway Inc.	7.500%	9/15/09	600	633
Safeway Inc.	5.800%	8/15/12	750	751

				3,357

Electric — 3.6%
AEP Texas Central Company	5.500%	2/15/13	1,060	1,054
American Electric Power Company, Inc.	5.250%	6/1/15	350	341
Dominion Resources, Inc.	5.150%	7/15/15	1,140	1,095
FirstEnergy Corp.	6.450%	11/15/11	2,285	2,384
FirstEnergy Corp.	7.375%	11/15/31	4,440	5,133
Niagara Mohawk Power Corporation	7.750%	10/1/08	1,010	1,054
Tampa Electric Company	6.375%	8/15/12	380	398
The Cleveland Electric Illuminating Company	5.650%	12/15/13	940	940
The Cleveland Electric Illuminating Company	7.880%	11/1/17	850	992
The Detroit Edison Company	5.200%	10/15/12	1,260	1,242

				14,633

Energy — 3.3%
Alabama Power Company	3.125%	5/1/08	920	890
DTE Energy Company	6.375%	4/15/33	350	354

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

Duke Energy Corporation	5.625%	11/30/12	270	274
Exelon Corporation	6.750%	5/1/11	1,370	1,440
MidAmerican Energy Holdings Company	5.875%	10/1/12	750	764
Pacific Gas and Electric Company	6.050%	3/1/34	3,410	3,430
Sempra Energy	5.863%	5/21/08	1,685	1,687	B
TXU Corp.	6.550%	11/15/34	2,730	2,571
TXU Energy Co.	7.000%	3/15/13	930	976
Xcel Energy, Inc.	7.000%	12/1/10	900	954

				13,340

Environmental Services — 0.3%
Waste Management, Inc.	6.375%	11/15/12	310	324
Waste Management, Inc.	7.375%	5/15/29	690	789

				1,113

Food, Beverage and Tobacco — 1.1%
Altria Group, Inc.	7.000%	11/4/13	1,385	1,510
Kellogg Company	6.600%	4/1/11	1,000	1,052
Kellogg Company	7.450%	4/1/31	650	785
Reynolds American Inc.	7.875%	5/15/09	860	898	A

				4,245

Gas and Pipeline Utilities — 1.9%
CenterPoint Energy Resources Corp.	7.875%	4/1/13	1,010	1,124
Dynegy Holdings Inc.	8.750%	2/15/12	1,690	1,751
Kinder Morgan Energy Partners, L.P.	7.125%	3/15/12	1,430	1,516
Tennessee Gas Pipeline Company	8.375%	6/15/32	1,000	1,148
The Williams Companies, Inc.	7.625%	7/15/19	2,000	2,080

				7,619

Health Care — 1.6%
Humana Inc.	6.450%	6/1/16	600	622
Tenet Healthcare Corporation	9.875%	7/1/14	2,310	2,301
Tenet Healthcare Corporation	6.875%	11/15/31	750	588
Universal Health Services, Inc.	7.125%	6/30/16	1,450	1,527
WellPoint Inc.	5.000%	12/15/14	1,330	1,286

				6,324

Homebuilding — 0.3%
Centex Corporation	5.125%	10/1/13	420	398
D.R. Horton, Inc.	5.250%	2/15/15	610	557
Pulte Homes, Inc.	6.250%	2/15/13	385	389

				1,344

Insurance — 1.3%
Aetna Inc.	5.750%	6/15/11	1,490	1,514
Liberty Mutual Group	5.750%	3/15/14	720	708	A
Liberty Mutual Group	7.500%	8/15/36	900	966	A

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

The St. Paul Travelers Companies, Inc.	6.250%	6/20/16	780	813
Willis Group North America	5.125%	7/15/10	760	747
Willis North America, Inc.	5.625%	7/15/15	660	633

				5,381

Investment Banking/Brokerage — 3.7%
Citigroup Inc.	6.125%	8/25/36	1,530	1,574
JPMorgan Chase & Co.	5.125%	9/15/14	5	5
JPMorgan Chase & Co.	4.891%	9/1/15	1,035	1,017	D
Lehman Brothers Holdings Inc.	5.500%	4/4/16	3,780	3,766
Merrill Lynch & Co., Inc.	6.000%	2/17/09	800	813
Morgan Stanley	5.050%	1/21/11	900	892
Morgan Stanley	4.750%	4/1/14	65	62
The Bear Stearns Companies Inc.	5.500%	8/15/11	1,650	1,662
The Goldman Sachs Group, Inc.	6.345%	2/15/34	2,025	2,012
UBS Preferred Funding Trust V	6.243%	5/12/49	3,030	3,131	D

				14,934

Machinery — 0.3%
Case New Holland Incorporated	9.250%	8/1/11	1,000	1,060

Media — 3.1%
Clear Channel Communications, Inc.	4.400%	5/15/11	1,210	1,126
Clear Channel Communications, Inc.	5.500%	9/15/14	500	465
Liberty Media Corporation	7.875%	7/15/09	1,000	1,047
Liberty Media Corporation	8.500%	7/15/29	340	345
Liberty Media Corporation	8.250%	2/1/30	120	120
News America, Inc.	6.550%	3/15/33	1,495	1,473
News America, Inc.	6.200%	12/15/34	115	110
Time Warner Entertainment Co., L.P.	8.375%	7/15/33	855	1,008
Time Warner Inc.	6.875%	5/1/12	1,350	1,427
Time Warner Inc.	9.125%	1/15/13	1,130	1,317
Time Warner Inc.	7.700%	5/1/32	1,625	1,815
Viacom Inc.	7.700%	7/30/10	90	97
Viacom Inc.	5.750%	4/30/11	1,200	1,197	A
Viacom Inc.	5.625%	8/15/12	1,095	1,083

				12,630

Media and Entertainment — 0.3%
The Walt Disney Company	6.200%	6/20/14	1,220	1,283

Medical Care Facilities — 1.7%
Coventry Health Care, Inc.	5.875%	1/15/12	1,050	1,042
HCA, Inc.	6.300%	10/1/12	1,790	1,515
HCA, Inc.	6.250%	2/15/13	2,130	1,778
HCA, Inc.	5.750%	3/15/14	150	118
Health Care REIT, Inc.	5.875%	5/15/15	1,440	1,424
Quest Diagnostics Incorporated	5.125%	11/1/10	790	782
				6,659

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

Medical Products — 0.4%
Baxter International Inc.	5.900%	9/1/16	1,430	1,469

Oil and Gas — 6.2%
Amerada Hess Corporation	7.875%	10/1/29	3,770	4,455
Apache Corporation	6.250%	4/15/12	1,150	1,200
Conoco Inc.	6.950%	4/15/29	600	692
ConocoPhillips	4.750%	10/15/12	2,290	2,243
Devon Energy Corporation	7.950%	4/15/32	1,080	1,334
El Paso Corporation	7.800%	8/1/31	1,660	1,701
El Paso Corporation	7.750%	1/15/32	340	349
Kerr-McGee Corporation	7.875%	9/15/31	4,700	5,682
Ocean Energy Inc.	4.375%	10/1/07	965	955
Panhandle Eastern Pipe Line Company	4.800%	8/15/08	1,170	1,153
Pemex Project Funding Master Trust	5.991%	12/3/12	107	107	A,B
Pemex Project Funding Master Trust	6.625%	6/15/35	2,900	2,849	A
Pride International, Inc.	7.375%	7/15/14	800	824
Valero Energy Corporation	6.875%	4/15/12	565	601
XTO Energy, Inc.	6.250%	4/15/13	745	768

				24,913

Paper and Forest Products — 1.0%
Weyerhaeuser Company	6.750%	3/15/12	2,150	2,247
Weyerhaeuser Company	7.375%	3/15/32	1,785	1,849

				4,096

Pharmaceuticals — 0.8%
Bristol-Myers Squibb Company	5.750%	10/1/11	1,160	1,181
Wyeth	6.950%	3/15/11	2,000	2,127

				3,308

Photo Equipment and Supplies — 0.4%
Eastman Kodak Company	3.625%	5/15/08	975	936
Eastman Kodak Company	7.250%	11/15/13	500	488

				1,424

Real Estate Management and Development — 0.4%
EOP Operating Limited Partnership	6.750%	2/15/12	1,500	1,575

Retail — 0.7%
May Department Stores Company	5.750%	7/15/14	1,070	1,053
May Department Stores Company	6.700%	7/15/34	490	488
Target Corporation	5.875%	3/1/12	860	887
Wal-Mart Stores, Inc.	6.875%	8/10/09	475	497

				2,925

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

Special Purpose — 6.0%
Ahold Finance USA, Inc.	8.250%	7/15/10	960	1,027
ASIF Global Financing XIX	4.900%	1/17/13	90	88	A
Caterpillar Financial Services Corporation	4.500%	6/15/09	1,040	1,024
DaimlerChrysler NA Holding Corporation	4.050%	6/4/08	160	156
DaimlerChrysler NA Holding Corporation	7.200%	9/1/09	260	271
DaimlerChrysler NA Holding Corporation	5.875%	3/15/11	300	301
DaimlerChrysler NA Holding Corporation	7.300%	1/15/12	735	781
DaimlerChrysler NA Holding Corporation	6.500%	11/15/13	290	297
DaimlerChrysler NA Holding Corporation	8.500%	1/18/31	850	1,010
Deutsche Bank Capital Funding Trust	5.628%	1/19/49	1,760	1,716	A,D
Duke Capital Corporation	6.250%	2/15/13	340	349
Fosters Finance Corporation	4.875%	10/1/14	840	795	A
ILFC E-Capital Trust I	5.900%	12/21/65	1,980	1,995	A,D
ILFC E-Capital Trust II	6.250%	12/21/65	1,030	1,030	A,D
Sprint Capital Corporation	8.375%	3/15/12	1,860	2,085
Sprint Capital Corporation	8.750%	3/15/32	3,300	4,024
TCI Communications Financing III	9.650%	3/31/27	3,350	3,558
Unilever Capital Corporation	7.125%	11/1/10	480	513
Verizon Global Funding Corp.	6.875%	6/15/12	1,030	1,100
Verizon Global Funding Corp.	7.750%	6/15/32	375	430
Verizon Global Funding Corp.	5.850%	9/15/35	1,580	1,489

				24,039

Telecommunications — 2.2%
AT&T Corp.	8.000%	11/15/31	1,200	1,467
AT&T Inc.	5.100%	9/15/14	1,910	1,845
BellSouth Corporation	4.750%	11/15/12	830	792
Embarq Corporation	6.738%	6/1/13	950	977
Embarq Corporation	7.082%	6/1/16	1,500	1,530
Qwest Corporation	5.625%	11/15/08	550	546
Verizon New York Inc.	6.875%	4/1/12	1,820	1,898

				9,055

Telecommunications (Cellular/Wireless) — 1.4%
Motorola, Inc.	7.625%	11/15/10	135	147
New Cingular Wireless Services Inc.	7.500%	5/1/07	1,500	1,517
New Cingular Wireless Services Inc.	8.125%	5/1/12	570	642
New Cingular Wireless Services Inc.	8.750%	3/1/31	980	1,253
Nextel Communications, Inc.	5.950%	3/15/14	469	458
Nextel Communications, Inc.	7.375%	8/1/15	1,600	1,651

				5,668

Transportation — 0.9%
Burlington Northern Railroad Company	6.960%	3/22/09	131	134
Burlington Northern Railroad Company	7.330%	6/23/10	121	126
Continental Airlines, Inc.	7.256%	3/15/20	502	532
Continental Airlines, Inc.	6.545%	8/2/20	160	162

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

CSX Transportation, Inc.	7.875%	5/15/43	252	316
Delta Air Lines, Inc.	7.570%	5/18/12	300	300
Norfolk Southern Corporation	7.875%	5/15/43	348	439
Union Pacific Corporation	4.875%	1/15/15	1,740	1,677

				3,686

Total Corporate Bonds and Notes (Identified Cost — $292,140)				292,645

U.S. Government and Agency Obligations — 3.6%

Fixed Rate Securities — 3.6%
Tennessee Valley Authority	5.375%	11/13/08	150	151
United States Treasury Bonds	6.250%	5/15/30	40	48
United States Treasury Bonds	4.500%	2/15/36	735	704
United States Treasury Notes	4.500%	2/15/09	2,035	2,028
United States Treasury Notes	4.875%	7/31/11	11,350	11,482

				14,413

Total U.S. Government and Agency Obligations (Identified Cost — $14,280)				14,413

U.S. Government Agency Mortgage-Backed Securities — N.M.

Indexed SecuritiesB — N.M.
Freddie Mac	6.595%	9/1/24	67	68

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $67)				68

Yankee BondsE — 21.9%

Banking and Finance — 2.7%
AIFUL CORPORATION	5.000%	8/10/10	2,685	2,611	A
Corporacion Andina de Fomento	5.840%	1/26/07	1,260	1,260	B
HBOS Capital Funding LP	6.071%	6/30/49	1,490	1,512	A,D
HBOS Treasury Services plc	4.000%	9/15/09	1,080	1,045	A
Mizuho Financial Group, Inc.	5.790%	4/15/14	3,565	3,604	A
Sumitomo Mitsui Banking Corporation	5.625%	7/29/49	730	710	A,D

				10,742

Banks — 4.9%
BOI Capital Funding	5.571%	2/1/49	2,000	1,929	A,D
Glitnir Banki hf	6.330%	7/28/11	1,100	1,123	A
Glitnir Banki hf	6.693%	6/15/16	1,900	1,943	A,D
Glitnir Banki hf	7.451%	12/14/49	560	573	A
HSBC Holdings plc	5.250%	12/12/12	830	827
Kaupthing Bank hf	6.190%	4/12/11	1,440	1,440	A,B
Kaupthing Bank hf	5.750%	10/4/11	1,340	1,334	A
Kaupthing Bank hf	7.125%	5/19/16	3,585	3,769	A
RSHB Capital SA	7.175%	5/16/13	3,690	3,838	A
Shinsei Finance Cayman Limited	6.418%	1/29/49	3,055	3,034	A,D

				19,810

Cable — 0.2%
British Sky Broadcasting Group plc	6.875%	2/23/09	870	899

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

Electric — 1.0%
Empresa Nacional de Electricidad S.A.	8.350%	8/1/13	2,011	2,256
Hydro-Quebec	7.500%	4/1/16	1,625	1,886

				4,142

Foreign Governments — 3.0%
Federative Republic of Brazil	8.875%	4/15/24	240	289
Federative Republic of Brazil	10.125%	5/15/27	740	993
Federative Republic of Brazil	7.125%	1/20/37	340	347
Province of Nova Scotia	5.750%	2/27/12	1,000	1,031
Republic of Colombia	11.750%	2/25/20	127	178
Republic of Panama	7.125%	1/29/26	500	524
Republic of Panama	6.700%	1/26/36	353	349
Russian Federation	5.000%	3/31/30	980	1,094	D
United Mexican States	11.500%	5/15/26	1,100	1,742
United Mexican States	8.300%	8/15/31	820	1,023
United Mexican States	7.500%	4/8/33	3,762	4,339

				11,909

Insurance — 0.5%
Axa	8.600%	12/15/30	1,630	2,081
XL Capital Ltd.	5.250%	9/15/14	20	19

				2,100

Manufacturing (Diversified) — 0.8%
Tyco International Group SA	6.375%	10/15/11	250	262
Tyco International Group SA	7.000%	6/15/28	554	630
Tyco International Group SA	6.875%	1/15/29	2,051	2,283

				3,175

Metals and Minerals — 0.7%
Vale Overseas Limited	6.250%	1/11/16	2,885	2,863

Oil and Gas — 0.3%
Petrobras International Finance Company	6.125%	10/6/16	570	567
Petroliam Nasional Berhad	7.625%	10/15/26	610	735	A

				1,302

Special Purpose — 3.5%
AES El Salvador Trust	6.750%	2/1/16	2,080	2,054	A
Anadarko Finance Company	6.750%	5/1/11	10	10
Conoco Funding Company	6.350%	10/15/11	520	547
Deutsche Telekom International Finance BV	8.250%	6/15/30	1,400	1,711
Deutsche Telekom International Finance BV	9.250%	6/1/32	670	882
General Motors Nova Scotia Finance Company	6.850%	10/15/08	1,160	1,128
HSBC Capital Funding LP	4.610%	12/29/49	760	704	A,D
Molson Coors Capital Finance	4.850%	9/22/10	1,305	1,282

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

Petronas Capital Ltd.	7.875%	5/22/22	770	929	A
Resona Preferred Global Securities Limited	7.191%	12/29/49	2,880	2,981	A,D
TNK-BP Finance SA	7.500%	7/18/16	870	909	A
UFJ Finance Aruba AEC	6.750%	7/15/13	920	985

				14,122

Telecommunications — 3.5%
British Telecommunications plc	8.375%	12/15/10	900	1,009
British Telecommunications plc	8.875%	12/15/30	420	560
France Telecom SA	7.750%	3/1/11	3,000	3,287
France Telecom SA	8.500%	3/1/31	340	443
INTELSAT	7.625%	4/15/12	32	28
INTELSAT	6.500%	11/1/13	1,333	1,063
Koninklijke (Royal) KPN NV	8.000%	10/1/10	990	1,070
Koninklijke (Royal) KPN NV	8.375%	10/1/30	655	751
Tele Norte Leste Participacoes S.A.	8.000%	12/18/13	1,080	1,139
Telecom Italia Capital SA	7.200%	7/18/36	2,070	2,128
Telefonica Emisiones SAU	7.045%	6/20/36	800	844
Telefonica Europe BV	7.750%	9/15/10	800	864
Telus Corporation	7.500%	6/1/07	700	709

				13,895

Telecommunications (Cellular/Wireless) — 0.2%
Rogers Wireless Communications Inc.	6.375%	3/1/14	1,000	996

Transportation — 0.2%
Qantas Airways Limited	6.050%	4/15/16	980	985	A

Utilities — 0.4%
United Utilities plc	5.375%	2/1/19	1,550	1,478

Total Yankee Bonds (Identified Cost — $86,047)				88,418

Total Long-Term Securities (Identified Cost — $392,534)				395,544

Short-Term Securities — 0.5%

U.S. Government and Agency Obligations — N.M.
Fannie Mae	0.000%	6/25/07	200	193	C,F

Repurchase Agreements — 0.5%
Lehman Brothers, Inc.
5.25%, dated 9/29/06 to be repurchased at $943 on 10/2/06 (Collateral: $3,990 Federal Home Loan Bank zero-coupon bonds, due 9/29/28, value $962)			943	943

Merrill Lynch Government Securities, Inc. 5.27%, dated 9/29/06 to be repurchased at $943 on 10/2/06 (Collateral: $1,135 Resolution Funding Co. principal-only securities, due 4/15/10, value $962)			943	943

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

Total Repurchase Agreements (Identified Cost — $1,886)				1,886

Total Short-Term Securities (Identified Cost — $2,079)				2,079

Total Investments — 98.7% (Identified Cost — $394,613)				$397,623
Other Assets Less Liabilities — 1.3%				5,077

Net Assets — 100.0%				$402,700

Net Asset Value Per Share:
Primary Class				$10.40

Institutional Class				$10.41

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

Expiration	Actual	Appreciation/
Date	Contracts	(Depreciation)	r
Futures Contracts Purchased
U.S. Treasury Note Futures	December 2006	251	$210

Futures Contracts Written
U.S. Treasury Bond Futures	December 2006	45	$(2)
U.S. Treasury Note Futures	December 2006	35	(39)

$(41)

A	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 20.2% of net assets.

B	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (‘LIBOR”) or the ten year Treasury Bill Constant Maturity Rate. The coupon rates are the rates as of September 30, 2006.

C	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

D	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

E	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

F	Collateral to cover futures contracts. N.M. Not meaningful.

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Limited Duration Bond

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 102.4%

Corporate Bonds and Notes — 28.0%

Auto Parts and Equipment — 0.2%
Johnson Controls, Inc.	5.737%	1/17/08	$430	$431	A

Banking and Finance — 7.0%
Countrywide Financial Corporation	5.609%	3/24/09	850	851	A
Ford Motor Credit Company	6.194%	9/28/07	1,020	1,011	A
Ford Motor Credit Company	6.625%	6/16/08	4,810	4,737
General Motors Acceptance Corporation	6.539%	9/23/08	4,000	3,975	A
HSBC Finance Corporation	5.696%	5/10/10	690	693	A
Residential Capital Corporation	6.742%	6/29/07	1,630	1,639	A
Wachovia Capital Trust III	5.800%	3/15/42	1,570	1,574	B

				14,480

Cable — 0.7%
Comcast Cable Communications, Inc.	6.875%	6/15/09	1,100	1,144
Comcast MO of Delaware Inc	9.000%	9/1/08	300	320

				1,464

Casino Resorts — 0.2%
Caesars Entertainment, Inc.	7.500%	9/1/09	330	345
Harrah’s Operating Company, Inc.	6.099%	2/8/08	150	150	A,C

				495

Chemicals — 0.4%
The Dow Chemical Company	5.750%	12/15/08	560	566
The Dow Chemical Company	5.970%	1/15/09	330	335

				901

Computer Services and Systems — 0.5%
Electronic Data Systems Corporation	7.125%	10/15/09	1,000	1,046

Diversified Financial Services — 1.3%
iStar Financial Inc.	5.730%	9/15/09	1,330	1,330	A,C
iStar Financial Inc.	5.650%	9/15/11	1,400	1,401

				2,731

Electric — 1.7%
Appalachian Power Company	3.600%	5/15/08	1,700	1,654
Commonwealth Edison Company	3.700%	2/1/08	580	567
FirstEnergy Corp.	6.450%	11/15/11	370	386
Niagara Mohawk Power Corporation	7.750%	10/1/08	460	480
Ohio Edison Company	4.000%	5/1/08	440	431

				3,518

Energy — 3.4%
Alabama Power Company	5.590%	8/25/09	1,000	1,003	A

1

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Limited Duration Bond

		Maturity	Par/
	Rate	Date	Shares	Value

CenterPoint Energy, Inc.	5.875%	6/1/08	440	442
Duke Energy Corporation	3.750%	3/5/08	1,500	1,469
Pacific Gas and Electric Company	3.600%	3/1/09	1,000	964
Sempra Energy	5.863%	5/21/08	2,000	2,003	A
TXU Corp.	4.800%	11/15/09	1,160	1,131

				7,012

Entertainment — N.M.
The Walt Disney Company	5.490%	9/10/09	10	10	A

Environmental Services — 0.6%
Waste Management, Inc.	7.375%	8/1/10	1,150	1,233

Food, Beverage and Tobacco — 1.6%
Altria Group, Inc.	5.625%	11/4/08	3,000	3,023
Sara Lee Corporation	6.250%	9/15/11	230	235

				3,258

Investment Banking/Brokerage — 0.7%
Lehman Brothers Holdings E-Capital Trust I	6.173%	8/19/65	30	30	A
Morgan Stanley	5.625%	1/9/12	830	841
The Bear Stearns Companies Inc.	5.715%	1/31/11	580	581	A

				1,452

Media — 1.0%
Clear Channel Communications, Inc.	6.625%	6/15/08	140	142
Clear Channel Communications, Inc.	4.250%	5/15/09	790	763
Liberty Media Corporation	7.875%	7/15/09	1,120	1,173

				2,078

Oil and Gas — 3.5%
Amerada Hess Corporation	6.650%	8/15/11	1,710	1,794
Devon Financing Corporation ULC	6.875%	9/30/11	440	468
Kinder Morgan Energy Partners, L.P.	6.750%	3/15/11	410	427
Ocean Energy Inc.	4.375%	10/1/07	580	575
Pemex Project Funding Master Trust	5.991%	12/3/12	3,490	3,481	A,C
XTO Energy, Inc.	5.650%	4/1/16	640	635

				7,380

Paper and Forest Products — 0.6%
International Paper Company	3.800%	4/1/08	1,150	1,124
Weyerhaeuser Company	5.950%	11/1/08	170	172

				1,296

Photo Equipment and Supplies — 0.1%
Eastman Kodak Company	7.250%	11/15/13	110	107

Special Purpose — 3.1%
DaimlerChrysler NA Holding Corporation	5.875%	3/15/11	2,340	2,343
ILFC E-Capital Trust I	5.900%	12/21/65	1,110	1,118	B,C

2

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Limited Duration Bond

		Maturity	Par/
	Rate	Date	Shares	Value

International Lease Finance Corporation	5.000%	4/15/10	650	641
National Rural Utilities Cooperative Finance Corporation	5.750%	12/1/08	330	333
Sprint Capital Corporation	6.125%	11/15/08	1,150	1,167
Verizon Global Funding Corp.	7.250%	12/1/10	800	858

				6,460

Telecommunications — 0.5%
AT& T Inc.	4.125%	9/15/09	160	155
AT& T Inc.	5.300%	11/15/10	940	937

				1,092

Telecommunications (Cellular/Wireless) — 0.9%
Motorola, Inc.	4.608%	11/16/07	1,500	1,488
New Cingular Wireless Services Inc.	8.125%	5/1/12	390	439

				1,927

Total Corporate Bonds and Notes (Identifiied Cost — $58,479)				58,371

Asset-Backed Securities — 10.3%

Fixed Rate Securities — 2.9%
AmeriCredit Automobile Receivables Trust 2003-BX	2.720%	1/6/10	1,598	1,580
MBNA Practice Solutions Owners Trust 2005-2	4.100%	5/15/09	2,700	2,670	C
Prestige Auto Receivables Trust 2005-1A	4.370%	6/15/12	1,300	1,284	C
Structured Asset Securities Corporation 2003-AL1	3.356%	4/25/31	680	613	C

				6,147

Indexed SecuritiesA — 7.2%
Asset Backed Funding Certificates 2002-WF2	6.080%	5/25/32	221	221
Bear Stearns Asset Backed Securities, Inc. 2004-1	5.850%	6/25/34	3,000	3,020
CHEC Loan Trust 2004-2	5.660%	2/25/31	2,104	2,106
Citibank Credit Card Issuance Trust 2002-B1	5.719%	6/25/09	1,675	1,677
Countrywide Home Equity Loan Trust 2004-O	5.610%	2/15/34	826	827
GSAA Home Equity Trust 2004-9	5.710%	9/25/34	141	141
RAAC Series 2005-RP1	5.670%	7/25/37	918	919	C
Rental Car Finance Corp. 2003-1A	5.730%	5/25/08	3,000	3,005	C
Rental Car Finance Corp. 2004-1A	5.530%	6/25/09	3,000	3,004	C

				14,920

Stripped Securities — 0.2%
HSI Asset Securitization Corporation Trust, Series 2006-OPT4	1.500%	3/25/36	33,017	424	D1

Total Asset-Backed Securities (Identified Cost — $21,771)				21,491

Mortgage-Backed Securities — 22.0%

Fixed Rate Securities — 2.1%
Blackrock Capital Finance L.P. 1997-R3	7.220%	11/25/28	104	104	C
Residential Asset Mortgage Products, Inc. 2005-SL1 A7	8.000%	5/25/32	1,576	1,640
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1	7.000%	3/25/34	2,654	2,686

				4,430

3

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Limited Duration Bond

		Maturity	Par/
	Rate	Date	Shares	Value

Indexed SecuritiesA — 14.3%
Banc of America Mortgage Securities 2005-F	5.021%	7/25/35	2,255	2,231
Bear Stearns Arm Trust 2004-10	4.517%	1/25/35	830	824
Countrywide Alternative Loan Trust 2005-59 1A1	5.656%	11/20/35	2,105	2,112
Countrywide Alternative Loan Trust 2006-0a2 A5	5.560%	5/20/46	2,344	2,347
Harborview Mortgage Loan Trust 2004-8	5.730%	11/19/34	892	896
HomeBanc Mortgage Trust 2004-2	5.700%	12/25/34	1,594	1,597
HomeBanc Mortgage Trust 2005-1	5.580%	3/25/35	1,969	1,969
Impac CMB Trust 2004-2	5.850%	4/25/34	522	522
Impac CMB Trust 2004-6	5.720%	10/25/34	619	620
Lehman XS Trust 2005-5N 3A1A	5.630%	11/25/35	2,412	2,414
Luminent Mortgage Trust 2006-2 A1A	5.530%	2/25/46	2,489	2,486
MASTR Specialized Loan Trust 2006-01 A	5.630%	1/25/36	975	975	C
Provident Funding Mortgage Loan Trust 2005-1 1A1	4.159%	5/25/35	1,948	1,928
Sequoia Mortgage Trust 2003-2 A2	5.560%	6/20/33	702	702
Sequoia Mortgage Trust 2003-7 A1	5.650%	1/20/34	754	755
Thornburg Mortgage Securities Trust 2005-4	5.540%	12/25/35	2,226	2,225
WaMu Mortgage Pass-Through Certificates, Series 2003-AR10	4.062%	10/25/33	2,100	2,068
WaMu Mortgage Pass-Through Certificates, Series 2004-AR8	5.795%	6/25/44	1,243	1,247
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1	5.650%	2/25/36	1,842	1,844

				29,762

Stripped Securities — N.M.
Nomura Asset Acceptance Corporation, Series 2006-AP1	4.500%	2/15/28	320	11	D1

Variable Rate Securities E — 5.6%
Banc of America Funding Corporation 2004-B	4.177%	12/20/34	1,086	1,086
Countrywide Alternative Loan Trust 2004-33, 1A1	5.003%	12/25/34	782	787
Countrywide Alternative Loan Trust 2004-33, 2A1	4.948%	12/25/34	387	385
J.P. Morgan Mortgage Trust 2003-A1	4.359%	10/25/33	2,304	2,249
MASTR Adjustable Rate Mortgages Trust 2004-13	3.786%	11/21/34	3,000	2,898
MLCC Mortgage Investors, Inc. 2005-1 2A2	4.965%	4/25/35	2,763	2,740
Prime Mortgage Trust 2005-2	7.448%	10/25/32	1,509	1,551

				11,696

Total Mortgage-Backed Securities (Identified Cost — $46,191)				45,899

U.S. Government and Agency Obligations — 5.6%

Fixed Rate Securities — 3.5%
Fannie Mae	5.000%	9/15/08	440	440
Freddie Mac	3.800%	12/27/06	5,000	4,982
United States Treasury Bonds	5.375%	2/15/31	190	205
United States Treasury Notes	4.375%	1/31/08	1,650	1,640

				7,267

Treasury Inflation-Protected Securities F — 2.1%
United States Treasury Inflation-Protected Security	3.000%	7/15/12	2,348	2,436
United States Treasury Inflation-Protected Security	2.375%	1/15/25	1,868	1,898

				4,334

Total U.S. Government and Agency Obligations (Identified Cost — $11,754)				11,601

U.S. Government Agency Mortgage-Backed Securities — 27.6%

4

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Limited Duration Bond

		Maturity	Par/
	Rate	Date	Shares	Value

Fixed Rate Securities — 17.2%
Fannie Mae	8.500%	6/1/10 to 8/1/11	22	22
Fannie Mae	7.000%	1/1/13 to 1/1/33	4,643	4,781
Fannie Mae	6.500%	7/1/13 to 10/1/32	1,606	1,637
Fannie Mae	9.500%	7/1/14	31	32
Fannie Mae	11.000%	12/1/15	48	50
Fannie Mae	12.500%	1/1/18 to 4/1/18	43	48
Fannie Mae	9.000%	11/1/21	99	105
Fannie Mae	6.000%	11/1/27	0.2	0.2
Fannie Mae	5.000%	12/1/36	18,950	18,208	G
Fannie Mae	5.500%	12/1/36	3,100	3,054	G
Fannie Mae	6.000%	12/1/36	1,250	1,255	G
Freddie Mac	8.250%	2/1/08	5	5
Freddie Mac	8.500%	12/1/08 to 6/1/21	33	33
Freddie Mac	9.750%	11/1/09 to 11/1/14	19	21
Freddie Mac	9.000%	1/1/17 to 1/1/21	135	140
Freddie Mac	8.000%	2/1/31	227	238
Freddie Mac	7.000%	4/1/32	1,822	1,877
Freddie Mac	5.000%	12/1/36	200	192	G
Government National Mortgage Association	6.000%	5/15/14 to 11/15/28	256	260
Government National Mortgage Association	9.000%	6/15/22 to 9/15/22	2	2
Government National Mortgage Association	5.500%	12/1/36	3,800	3,774	G

				35,734

Indexed SecuritiesA — 10.2%
Fannie Mae	4.316%	11/1/34	1,127	1,103
Fannie Mae	4.215%	12/1/34	1,372	1,336
Fannie Mae	4.329%	1/1/35	1,139	1,110
Fannie Mae	4.860%	1/1/35	2,040	2,012
Fannie Mae	4.792%	2/1/35	4,402	4,366
Fannie Mae	4.541%	3/1/35	2,588	2,551
Fannie Mae	4.955%	3/1/35	4,558	4,523
Freddie Mac	4.354%	12/1/34	512	502
Freddie Mac	4.460%	12/1/34	2,587	2,543
Freddie Mac	4.081%	1/1/35	471	457
Freddie Mac	4.099%	1/1/35	842	818

				21,321

Stripped Securities — 0.2%
Government National Mortgage Association	3.125%	6/16/26	1,960	145	D1
Government National Mortgage Association	3.175%	8/16/26	1,471	166	D1

				311

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $59,080)				57,366

Yankee Bonds H — 8.7%

Banking and Finance — 0.6%
AIFUL CORPORATION	5.000%	8/10/10	1,280	1,245	C

Banks — 1.0%

5

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Limited Duration Bond

		Maturity	Par/
	Rate	Date	Shares	Value

Islandsbanki hf	5.519%	2/22/08	30	30	A,C
Kaupthing Bank hf	6.190%	4/12/11	1,000	1,000	A,C
Kaupthing Bank hf	5.750%	10/4/11	420	418	C
Landsbanki Islands hf (The National Bank of Iceland)	6.100%	8/25/11	620	627	C

				2,075

Energy — 0.5%
SP PowerAssets Limited Global	3.800%	10/22/08	1,000	972	C

Foreign Governments — 0.9%
Russian Federation	3.000%	5/14/08	1,940	1,861

Manufacturing (Diversified) — 0.8%
Tyco International Group SA	6.375%	10/15/11	1,480	1,552

Medical Products — 0.2%
Baxter FinCo Bv	4.750%	10/15/10	430	422

Oil and Gas — 0.9%
Anadarko Finance Co	6.750%	5/1/11	1,860	1,954

Special Purpose — 0.8%
MUFG Capital Finance 1 Limited	6.346%	7/25/49	600	605	B
TNK-BP Finance SA	6.875%	7/18/11	1,090	1,115	C

				1,720

Telecommunications — 2.7%
British Telecommunications plc	8.375%	12/15/10	1,520	1,703
Deutsche Telekom International Finance BV	8.000%	6/15/10	650	709
France Telecom SA	7.750%	3/1/11	770	844
Koninklijke (Royal) KPN NV	8.000%	10/1/10	900	972
Telecom Italia Capital	5.969%	2/1/11	1,040	1,032	A
Telefonica Emisiones SAU	5.690%	6/19/09	400	400	A

				5,660

Telecommunications (Cellular/Wireless) — 0.3%
Vodafone Group Plc	3.950%	1/30/08	730	717

Total Yankee Bonds (Identified Cost — $18,165)				18,178

Preferred Stocks — 0.2%

Home Ownership Funding Corporation	13.331%		5 shs	90	B,C
Home Ownership Funding Corporation II	13.338%		14	252	B,C

Total Preferred Stocks (Identified Cost $1,538)				342

Total Long-Term Securities (Identified Cost — $216,978)				213,248

Short-Term Securities — 10.1%

U.S. Government and Agency Obligations — 0.1%

6

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Limited Duration Bond

		Maturity	Par/
	Rate	Date	Shares		Value

Fannie Mae	0.000%	6/25/07	315		304	I,J

Options Purchased — N.M.
U.S. Treasury Note Futures Call, November 2006, Strike Price $102.031			700,000	K	5

Repurchase Agreements — 10.0%
Lehman Brothers, Inc.
5.25%, dated 9/29/06, to be repurchased at $10,357 on 10/2/06 (Collateral: $43,770 Federal Home Loan Bank zero-coupon bonds, due 9/29/28, value $10,559)			10,352		10,352

Merrill Lynch Government Securities, Inc.
5.27%, dated 9/29/06, to be repurchased at $10,356 on 10/2/06 (Collateral: $15,085 Resolution Funding Co. principal-only securities, due 4/15/14, value $10,560)			10,351		10,351

Total Repurchase Agreements (Identified Cost — $20,703)					20,703

Total Short-Term Securities (Identified Cost — $21,012)					21,012

Total Investments — 112.5% (Identified Cost — $237,990)					$234,260
Other Assets Less Liabilities — (12.5)%					(26,101)

Net Assets — 100.0%					$208,159

Net Asset Value Per Share:
Primary Class					$10.20

Institutional Class					$10.21

7

Portfolio of Investments
September 30, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Limited Duration Bond

	Expiration	Actual	Appreciation/
	Date	Contracts	(Depreciation)

Futures Contracts Purchased
U.S. Treasury Note Futures	December 2006	561	$237

Futures Contracts Written
U.S. Treasury Note Futures	December 2006	266	$(198)
U.S. Treasury Note Futures	December 2006	318	(330)

			$(528)

Option Contracts Written
Fannie Mae Futures Call, Strike Price $100.3984	November 2006	1,800,000	$(0.1)
U.S. Treasury Bond Futures Call, Strike Price $110.00	March 2007	90	22
U.S. Treasury Bond Futures Put, Strike Price $106.00	March 2007	136	(13)

			$9

A	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (‘LIBOR”) or the ten year Treasury Bill Constant Maturity Rate. The coupon rates are the rates as of September 30, 2006.

B	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate charges.

C	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investmtent advisers has determined to be liquid, represent 11.7% of net assets.

D	Stripped security — Security with interest-only or principal-only payment streams, denoted by a 1 or 2 respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

E	The coupon rates shown on variable rate securities are the rates at September 30, 2006. These rates vary with the weighted average coupon of the underlying loans.

F	Treasury Inflation-Protected Security — Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for all urban consumers. Interest is calculated on the basis of the current adjusted principal value.

G	When Issued security — Securities purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

H	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

I	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity. The amount shown as principal is the notional balance used to calculate the amount of interest due.

J	Collateral to cover futures and options contracts.

K	Par represents actual number of contracts.

N.M. Not meaningful.

8

Security Valuation
     Securities owned by the Funds for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued pursuant to procedures approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market of the investments existed, and the differences could be material.
     With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.
Options and Futures
     The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made by or received by the Fund each day, depending on the daily fluctuations in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed.
     Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 – Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Income Trust, Inc.

By:	Mark R. Fetting

Mark R. Fetting
President, Legg Mason Income Trust, Inc.

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	Mark R. Fetting

Mark R. Fetting
President, Legg Mason Income Trust, Inc.

Date:	November 21, 2006

By:	/s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Income Trust, Inc.

Date:	November 20, 2006